REINSURANCE - Ceded Reinsurance (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Estimated net fair values of ceded GMIB NLG ceded reserves to Venerable		$ 10,423	$ 14,074
Third-party reinsurance recoverables related to insurance contracts	[1]	8,471	4,632
Amount due to reinsurers		1,533	1,381
Reinsurance Recoverable Amount Due to Reinsurers		1,533	1,381
Group Life And Health Insurance
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables related to insurance contracts		47	26
Reinsurance assumed reserves		701	910
Zurich Life Insurance Company, Ltd.
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Amount due to reinsurers		147	0
Reinsurance recoverables related to insurance contracts		4,005	0
Zurich Life Insurance Company, Ltd.
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables related to insurance contracts		1,416	1,565
RGA Reinsurance Company
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Amount due to reinsurers		1,171	1,212
Reinsurance recoverables related to insurance contracts		1,272	1,138
Protective Life Insurance Company
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Amount due to reinsurers		$ 104	$ 114

[1]	Represents the fair value of the ceded reserves to Venerable. See Note 1 of the Notes to these Consolidated Financial Statements for details of the Venerable Transaction and Note 8 of the Notes to these Consolidated Financial Statements.